Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2015 Portfolio℠
September 30, 2025
VIPIFF2015-NPRT3-1125
1.822893.120
Bond Funds - 55.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,334,739	12,533,198
Fidelity International Bond Index Fund (a)	347,388	3,261,971
Fidelity Long-Term Treasury Bond Index Fund (a)	353,757	3,332,391
VIP High Income Portfolio - Investor Class (a)	217,227	1,101,342
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,137,377	30,683,542
TOTAL BOND FUNDS (Cost $52,060,511)		50,912,444

Domestic Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,303	127,460
VIP Contrafund Portfolio - Investor Class (a)	44,395	2,915,426
VIP Equity Income Portfolio - Investor Class (a)	78,993	2,362,670
VIP Growth & Income Portfolio - Investor Class (a)	92,336	3,248,374
VIP Growth Portfolio - Investor Class (a)	44,776	4,834,907
VIP Mid Cap Portfolio - Investor Class (a)	19,540	743,887
VIP Value Portfolio - Investor Class (a)	84,746	1,648,309
VIP Value Strategies Portfolio - Investor Class (a)	52,566	816,883
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,872,710)		16,697,916

International Equity Funds - 18.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	349,913	5,329,171
VIP Overseas Portfolio - Investor Class (a)	374,530	11,280,843
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,075,982)		16,610,014

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $7,024,161)	3.95	7,024,161	7,024,161

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $76,033,364)	91,244,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	91,244,535

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	127,460	-	-	-	-	127,460	1,303
Fidelity Inflation-Protected Bond Index Fund	12,273,551	1,473,920	1,887,362	140,810	(162,512)	835,601	12,533,198	1,334,739
Fidelity International Bond Index Fund	3,254,536	408,269	430,688	38,004	(10,499)	40,353	3,261,971	347,388
Fidelity Long-Term Treasury Bond Index Fund	2,983,746	1,110,823	869,415	100,253	(106,892)	214,129	3,332,391	353,757
VIP Contrafund Portfolio - Investor Class	2,939,169	495,613	876,578	90,025	44,820	312,402	2,915,426	44,395
VIP Emerging Markets Portfolio - Investor Class	6,448,513	894,103	3,589,479	-	776,769	799,265	5,329,171	349,913
VIP Equity Income Portfolio - Investor Class	2,398,220	328,030	646,657	17,770	19,972	263,105	2,362,670	78,993
VIP Government Money Market Portfolio - Investor Class	5,149,993	3,665,842	1,791,675	182,794	-	1	7,024,161	7,024,161
VIP Growth & Income Portfolio - Investor Class	3,290,409	450,195	937,833	32,024	146,078	299,525	3,248,374	92,336
VIP Growth Portfolio - Investor Class	4,871,051	738,685	1,293,587	56,648	(44,215)	562,973	4,834,907	44,776
VIP High Income Portfolio - Investor Class	1,080,050	40,893	105,961	2,301	(8,468)	94,828	1,101,342	217,227
VIP Investment Grade Bond II Portfolio - Investor Class	30,492,859	3,065,446	4,690,771	6,778	(191,124)	2,007,132	30,683,542	3,137,377
VIP Mid Cap Portfolio - Investor Class	755,039	150,284	175,736	33,456	(8,342)	22,642	743,887	19,540
VIP Overseas Portfolio - Investor Class	10,515,475	1,918,271	3,191,595	119,681	477,465	1,561,227	11,280,843	374,530
VIP Value Portfolio - Investor Class	1,685,213	263,912	336,270	63,030	(13,462)	48,916	1,648,309	84,746
VIP Value Strategies Portfolio - Investor Class	837,631	131,303	159,129	15,092	(9,890)	16,968	816,883	52,566
	88,975,455	15,263,049	20,982,736	898,666	909,700	7,079,067	91,244,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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